Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Line Items]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	March 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$8,003	$8,003	$—	$—

Total assets	$8,003	$8,003	$—	$—

Liabilities
Private placement warrant liability	$925	$—	$—	$925

Total Liabilities	$925	$—	$—	$925

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$13,002	$13,002	$—	$—

Total assets	$13,002	$13,002	$—	$—

Liabilities
Private placement warrant liability	$1,567	$—	$—	$1,567

Total Liabilities	$1,567	$—	$—	$1,567

During the three months ended March 31, 2022 and the year ended December 2021, there were no transfers or reclassification between levels of financial assets and financial liabilities.
As of March 31, 2022 and December 31, 2021, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment.
As of March 31, 2022 and December 31, 2021, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s Warrant Liabilities (defined below) are carried at fair value, determined using Level 3 inputs in the fair value hierarchy. As of March 31, 2022 the warrant liabilities were valued at $0.9 million, and as of December 31, 2021, the warrant liabilities were valued at $1.6 million.
The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.
Warrant Liabilities
In conjunction with a previous loan agreement of Legacy Clarus that was fully paid in 2017, certain lenders were granted warrants (or the “Series D Warrants”), to purchase shares of Series D Preferred Stock. Series D Warrants that were outstanding immediately prior to the Effective Time were converted into warrants to purchase 9,246 shares of the Company’s common stock at an exercise price of $29.74 per share and the expiration date remains April 9, 2023. Such warrants are liability classified in accordance with ASC 815.
At the Effective Time and immediately following the completion of the Business Combination, 9,195,000 warrants, including 5,750,000 IPO Warrants and 3,445,000 Private Placement warrants, previously issued by Blue Water, were assumed by the Company. Upon consummation of the Merger, the Company concluded that the IPO Warrants are equity classified and the Private Placement Warrants are liability classified in accordance with ASC 815.
The Private Placement Warrants are a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the warrant holder at a strike price equal to $11.50 per share (the “Private Placement Warrant Liability”). The valuation of the Private Placement Warrant Liability was determined with the assistance of an independent valuation firm that used a modified Monte Carlo simulation model at inception, as the Private Placement Warrants were subject to a market-based redemption feature prior to the completion of the Business Combination. Following the completion of the Business Combination, the Private Placement Warrants were valued at each measurement date using the Black-Scholes model, as the exercise price was fixed at $11.50 per share and was no longer subject to the market-based redemption features. The fair value was determined using Level 3 inputs. The Private Placement Warrants to purchase common stock are remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the warrant liabilities could have a significant impact on the value of the obligation.
The following table sets forth a summary of the assumptions used to estimate the fair value of the warrant liabilities at March 31, 2022:

Fair value of underlying instrument	$1.49
Risk-free interest rate	2.43%
Expected term (in years)	4.44
Expected volatility	75.0%
Expected dividend yield	—%
The following table sets forth a summary of changes in the fair value of the warrant liabilities for the three months ended March 31, 2022 (in thousands):

Balance at December 31, 2021	$1,567
Change in fair value of warrant liability	(642)

Balance at March 31, 2022	$925

4. Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$13,002	$13,002	$—	$—

Total assets	$13,002	$13,002	$—	$—

Liabilities
Private placement warrant liability	$1,567	$—	$—	$1,567

Total Liabilities	$1,567	$—	$—	$1,567

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

During the years ended December 31, 2021 and 2020, there were no transfers between levels.
As of December 31, 2021 and 2020, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment. There were no transfers or reclassifications between Level 1, Level 2 and Level 3 financial assets during the years ended December 31, 2021 and 2020.
As of December 31, 2021 and 2020, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s Warrant Liabilities and Derivative Liability (defined below) are carried at fair value, determined using Level 3 inputs in the fair value hierarchy. As of December 31, 2021 the Warrant Liabilities were valued at $1.6 million, and as of December 31, 2020, the Warrant Liability and Derivative Liability were valued at zero.
The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.
Warrant Liabilities
In conjunction with a previous loan agreement of Legacy Clarus that was fully paid in 2017, certain lenders were granted warrants (or the “Series D Warrants”), to purchase a total of
183,438
shares of Series D Preferred Stock at an exercise price of $
4.50
per share. The expiration date of the warrants is the earlier of
July 14, 2021
for
122,292
shares and
April 9, 2023
for
61,146
shares, or three years from the effective date of a registration statement for an initial public offering of Legacy Clarus’s stock. At December 31, 2020 the Warrant Liability was valued at zero. During the year ended December 31, 2020, the Company recorded a gain of $0.6 million associated with the change in the fair value of the warrant liability. The Series D Warrants outstanding immediately prior to the Effective Time to purchase
61,146
shares of the Series D Preferred Stock were converted into warrants to purchase
9,246
shares of the Company’s common stock at an exercise price of $
29.74
per share and the expiration date remains April 9, 2023.
At the Effective Time and immediately following the completion of the Business Combination, 9,195,000 warrants, including 5,750,000 IPO Warrants and 3,445,000 Private Placement warrants, previously issued by Blue Water, were assumed by the Company. Upon consummation of the Merger, the Company concluded that the IPO Warrants are equity classified and the Private Placement Warrants are liability classified in accordance with ASC 815.
The Private Placement Warrants are a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the warrant holder at a strike price equal to $11.50 per share (the “Private Placement Warrant Liability”). The valuation of the Private Placement Warrant Liability was determined with the assistance of an independent valuation firm that used a modified Monte Carlo simulation model at inception and subsequently at each measurement date using the Black-Scholes model. The fair value was determined using Level 3 inputs. The Private Placement Warrants to purchase common stock are remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the Warrant Liability could have a significant impact on the value of the obligation.
The following table sets forth a summary of the assumptions used to estimate the fair value of the Private Placement Warrant Liability at December 31, 2021:

Fair value of underlying instrument	$2.43
Risk-free interest rate	1.22%
Expected term (in years)	4.7
Expected volatility	65.0%
Expected dividend yield	—%
The following table sets forth a summary of changes in the fair value of the Company’s warrant liability for the year ended December 31, 2021 (in thousands):

Beginning warrant liability balance	$—
Private placement warrant liability assumed	14,075
Change in fair value of warrant liability	(12,508)

Balance at December 31, 2021	$1,567

Derivative Liability
From 2016 through 2020, Legacy Clarus entered into convertible notes purchase agreements with related parties for a total aggregate borrowing amount of $81.3 million (see Note 8,
Debt
). The convertible notes contained various conversion features including mandatory conversion upon the occurrence of a qualified financing at a 20% discount or shares of Series D Preferred Stock at the Series D Preferred Stock issuance price of $4.50. Upon the occurrence of a
non-qualified
financing, the noteholders had the option to convert at the same terms as described above for a qualified financing. The Company determined that the acquisition premium and the qualified and non-qualified
financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount. At December 31, 2020 the derivative liability was valued at zero as the value of the Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50. During the year ended December 31, 2020, the Company recorded a gain of $66.3 million within other income and expense associated with the change in the fair value of the derivative liability. All of Legacy Clarus’s convertible notes outstanding immediately prior to the Effective Time were converted into shares of the Company’s common stock.